OTHER NON-FINANCIAL LIABILITIES - Schedule of composition of non financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Financial Liabilities [Line Items]
Current liabilities	$ 3,301,906	$ 2,642,251
Non-current liabilities	348,936	420,208
Total Liabilities	3,393,600	2,953,289	$ 2,785,193	$ 2,738,888
Total other non-financial liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,301,906	2,642,251
Non-current liabilities	348,936	420,208
Total Liabilities	3,650,842	3,062,459
Deferred revenues
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,044,664	2,533,081
Non-current liabilities	348,936	420,208
Total Liabilities	3,393,600	2,953,289
Sales tax
Other Non-Financial Liabilities [Line Items]
Current liabilities	17,801	7,194
Non-current liabilities	0	0
Total Liabilities	17,801	7,194
Retentions
Other Non-Financial Liabilities [Line Items]
Current liabilities	48,649	40,810
Non-current liabilities	0	0
Total Liabilities	48,649	40,810
Other taxes
Other Non-Financial Liabilities [Line Items]
Current liabilities	6,892	12,045
Non-current liabilities	0	0
Total Liabilities	6,892	12,045
Dividends payable
Other Non-Financial Liabilities [Line Items]
Current liabilities	174,549	0
Non-current liabilities	0	0
Total Liabilities	174,549	0
Other sundry liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	9,351	49,121
Non-current liabilities	0	0
Total Liabilities	$ 9,351	$ 49,121